Income Taxes (Details) - Schedule of Deferred Income Tax Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets:
Net operating losses	$ 5,292,725	$ 4,421,887
Less valuation allowance	(5,292,725)	(4,421,887)
Total deferred tax assets